Commitments and Contingencies - Schedule of Consolidated Financial Statements (Details)	Jun. 30, 2026 USD ($)
Schedule of Consolidated Financial Statements [Line Items]
Contractual obligations	$ 436,986
Operating lease commitments [Member]
Schedule of Consolidated Financial Statements [Line Items]
Operating lease commitments	173,713	[1]
Leases not yet commenced [Member]
Schedule of Consolidated Financial Statements [Line Items]
Leases not yet commenced	263,273	[2]
Less than 1 year [Member]
Schedule of Consolidated Financial Statements [Line Items]
Contractual obligations	201,670
Less than 1 year [Member] | Operating lease commitments [Member]
Schedule of Consolidated Financial Statements [Line Items]
Operating lease commitments	152,585	[1]
Less than 1 year [Member] | Leases not yet commenced [Member]
Schedule of Consolidated Financial Statements [Line Items]
Leases not yet commenced	49,085	[2]
1-2 years [Member]
Schedule of Consolidated Financial Statements [Line Items]
Contractual obligations	128,222
1-2 years [Member] | Operating lease commitments [Member]
Schedule of Consolidated Financial Statements [Line Items]
Operating lease commitments	21,128	[1]
1-2 years [Member] | Leases not yet commenced [Member]
Schedule of Consolidated Financial Statements [Line Items]
Leases not yet commenced	107,094	[2]
3-5 years [Member]
Schedule of Consolidated Financial Statements [Line Items]
Contractual obligations	107,094
3-5 years [Member] | Operating lease commitments [Member]
Schedule of Consolidated Financial Statements [Line Items]
Operating lease commitments		[1]
3-5 years [Member] | Leases not yet commenced [Member]
Schedule of Consolidated Financial Statements [Line Items]
Leases not yet commenced	$ 107,094	[2]

[1]	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.
[2]	As of June 30, 2026, the Company had entered into a lease agreement that had not yet commenced. The non-cancelable lease term begins on July 1, 2026, and ends on June 30, 2031. The total undiscounted future lease payments under the agreement are $263,273.